Business Combinations - Callidus Acquisition (Details) $ / shares in Units, € in Millions, $ in Billions		12 Months Ended
	Jan. 01, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 05, 2018 USD ($) $ / shares	Apr. 05, 2018 EUR (€)
Recognized Assets and Liabilities
Revenue		€ 27,553	€ 24,708	€ 23,461
Profit after tax		€ 3,370	4,088	€ 4,046
Callidus
Business Combinations
Ownership interest acquired (as a percent)					100.00%	100.00%
Cash paid per share (in dollars per share) | $ / shares					$ 36
Cash paid					$ 2.4	€ 1,957
Liabilities incurred						47
Total consideration transferred						2,004
Recognized Assets and Liabilities
Cash and cash equivalents						63
Other financial assets						64
Trade and other receivables						32
Other non-financial assets						11
Property, plant, and equipment						26
Intangible assets						515
Thereof acquired technology						121
Thereof customer relationship and other intangibles						390
Thereof software and database licenses						4
Total identifiable assets						711
Trade and other payables						59
Current and deferred tax liabilities						71
Provisions and other non-financial liabilities						15
Contract liabilities/deferred income						55
Total identifiable liabilities						200
Total identifiable net assets						511
Goodwill						1,493
Total consideration transferred						€ 2,004
Revenue			24,708
Profit after tax			4,088
Revenue from Callidus			180
Profit after tax from Callidus			€ (60)
Pro forma revenue	€ 24,766
Pro forma profit after tax	€ 4,071